Description of Organization (Details) - USD ($)								1 Months Ended		6 Months Ended			8 Months Ended
	Aug. 27, 2021	Mar. 04, 2021	Nov. 17, 2020	Nov. 17, 2020	Oct. 26, 2020	Oct. 26, 2020	Oct. 22, 2020	Nov. 17, 2020	Aug. 31, 2020	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 31, 2021	Jan. 07, 2021	Jan. 06, 2021	Jun. 30, 2020	Jun. 23, 2020	Dec. 31, 2019
Description of Organization and Business Operations (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)									1,355,000
Price per share (in Dollars per share)	$ 10.00
Cash										$ 655,172			$ 282,276,578	$ 0		$ 0
Working capital										7,174,026				$ 177,000
Common stock shares subscribed but unissued														500	500
Common stock value subscriptions															$ 5
Cash										655,172				$ 0
Proceeds from Issuance of Common Stock										$ 5			$ 5
GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Unit price (in Dollars per share)												$ 10.00
Generating additional gross proceeds			$ 20,000,000									$ 20,000,000
Stock Repurchased and Retired During Period, Shares (in Shares)									1,355,000
Fair market value, percentage											80.00%
Public per share, percentage											50.00%	10.00%
Trust account expenses of the liquidation											$ 100,000	$ 100,000
Net intangible assets											$ 5,000,001	$ 5,000,001
Percentage of redeem public shares											100.00%	100.00%
Merger agreement, description											In accordance with the terms and subject to the conditions of the Merger Agreement, each share of Cipher common stock, par value $0.001 issued and outstanding shall be converted into the right to receive four hundred thousand (400,000) shares of Good Works common stock, par value $0.001 (“Good Works Common Stock”); provided that the exchange ratio shall be adjusted as needed to ensure the aggregate Merger consideration received by the sole stockholder of Cipher equals two hundred million (200,000,000) shares of Good Works Common Stock (at a value of ten dollars ($10.00) per share).
Price per share (in Dollars per share)											$ 10.00	$ 12.00
Gross proceeds											$ 375,000,000
Cash											127,722	$ 1,276,364					$ 25,000	$ 0	$ 0
Working capital											$ 543,552
Cash												1,276,364
Proceeds from Issuance of Common Stock												$ 25,000
Description of pro rata interest											The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations.
Business combination, description											The obligation of Cipher to consummate the Business Combination is also subject to the fulfillment (or waiver) of other closing conditions, including, but not limited to, (i) the representations and warranties of Good Works and Merger Sub being true and correct to the standards applicable to such representations and warranties and each of the covenants of Good Works having been performed or complied with in all material respects, (ii) the aggregate cash proceeds from Good Works trust account, together with the proceeds from the PIPE Financing (as defined below), equaling no less than $400,000,000 (after deducting any amounts paid to Good Works stockholders that exercise their redemption rights in connection with the Business Combination and net of unpaid transaction expenses incurred or subject to reimbursement by Good Works), (iii) Good Works total outstanding Indebtedness (as defined in the Merger Agreement) shall be less than twenty-five million dollars ($25,000,000.00), and (iv) the approval by Nasdaq of Good Works listing application in connection with the Business Combination.
Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from redeemption of GWAC trust account		$ 43,465,038
Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 385,600,000
Payments of Stock Issuance Costs	40,200,000
IPO [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold							15,000,000
Unit price (in Dollars per share)							$ 10.00
Generating additional gross proceeds							$ 150,000,000
Additional number of shares purchased (in Shares)			500,000
Price per share (in Dollars per share)							$ 10.00
Private Placement [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold							228,000
Unit price (in Dollars per share)							$ 10.00
Generating additional gross proceeds							$ 2,228,000
Merger agreement, description											an aggregate of 5,000,000 shares of Good Works Common Stock in exchange for a benefit-in-kind commitment as payment for such shares (the “Bitfury Private Placement”) pursuant to a subscription agreement with Good Works (the “Bitfury Subscription Agreement”). Bitfury agreed to cause BHBV to discount the Service Fees (as that term is defined in the MSSA) charged by BHBV under the MSSA as follows: that the first $200,000,000 of Service Fees payable by Cipher to BHBV under the MSSA described above shall be subject to a discount of 25%, to be applied at the point of invoicing and shown as a separate line item on each relevant invoice. For the avoidance of doubt, when the aggregate value of such discount reaches $50,000,000, such discount shall automatically cease to apply. Such discount shall constitute BHBV’s benefit-in-kind commitment as payment on behalf of its parent entity, for the issuance of the 5,000,000 shares of Good Works Common Stock pursuant to the Bitfury Private Placement.
Aggregate of shares (in Shares)											37,500,000
Price per share (in Dollars per share)											$ 10.00
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)								62,500
Over-Allotment Option [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units sold											2,250,000	2,250,000
Unit price (in Dollars per share)											$ 10.00	$ 10.00
Generating additional gross proceeds			$ 20,000,000		$ 15,000,000
Additional number of shares purchased (in Shares)			500,000		1,500,000
Generating additional gross proceeds				$ 5,000,000		$ 15,000,000
Stock Repurchased and Retired During Period, Shares (in Shares)								62,500
PIPE Investments [Member] | Merger Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares subscribed but unissued		37,500,000
Common stock value subscriptions		$ 375,000,000
I-B Good Works LLC [Member] | Over-Allotment Option [Member] | GOOD WORKS ACQUISITION CORP. [Member]
Description of Organization and Business Operations (Details) [Line Items]
Stock Repurchased and Retired During Period, Shares (in Shares)				62,500
Bitfury Top HoldCo [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock shares subscribed but unissued															500
Common stock value subscriptions															$ 5
Bitfury Top HoldCo [Member] | Subsequent Event [Member]
Description of Organization and Business Operations (Details) [Line Items]
Additional shares issued during period value	$ 10,000,000